UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22137

Oppenheimer Master Loan Fund, LLC

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 3/28/2013

Item 1. Reports to Stockholders.

March 31, 2013

Oppenheimer Master Loan Fund, LLC	Semiannual Report

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

TABLE OF CONTENTS

SEMIANNUAL REPORT
4	Top Holdings and Allocations
6	Fund Expenses
8	Statement of Investments
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statements of Changes in Net Assets
30	Financial Highlights
31	Notes to Financial Statements
42	Portfolio Proxy Voting Policies and Procedures; Updates to Statements of Investments
43	Trustees and Officers Bios
44	Privacy Policy Notice

Portfolio Managers

Margaret Hui, CFA

Joseph Welsh

Shares of Oppenheimer Master Loan Fund, LLC are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933 (the “Securities Act”), as amended. Investments in the Fund may only be made by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any interests in the Fund.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

2	OPPENHEIMER MASTER LOAN FUND, LLC

PERFORMANCE

Cumulative Total Return
For the 6-Month Period
Ended 3/28/13[1]
4.58%
Average Annual Total Returns
For the Periods Ended 3/28/13[1]
1-Year	5-Year	Since Inception (10/31/07)
8.63%	7.37%	5.65%

The Fund’s benchmark, the Credit Suisse Leveraged Loan Index,2 returned 3.93% for the six-month period ended 3/31/13.

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the data quoted. Returns do not consider capital gains or income taxes on an individual’s investment. See page 5 for further information.

1. March 28, 2013, was the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes to Financial Statements. Index returns are calculated through March 31, 2013.

2. The Credit Suisse Leveraged Loan Index is a representative index of tradable, senior secured, U.S. dollar-denominated, non-investment-grade loans. Indices cannot be purchased directly by investors. Index performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

3	OPPENHEIMER MASTER LOAN FUND, LLC

TOP HOLDINGS AND ALLOCATIONS*

Top Ten Corporate Loan Industries
Media	11.1%
Commercial Services & Supplies	10.2
Hotels, Restaurants & Leisure	7.0
Health Care Providers & Services	5.5
Health Care Equipment & Supplies	4.7
Aerospace & Defense	4.2
Diversified Telecommunication Services	3.7
Chemicals	3.6
Auto Components	3.4
Electrical Equipment	2.8

Portfolio holdings and allocations are subject to change. Percentages are as of March 28, 2013, and are based on net assets.

Credit Rating Breakdown	NRSRO Only Total
AAA	4.7%
BBB	1.1
BB	25.5
B	54.8
CCC	8.6
Unrated	5.3

Total	100.0%

The percentages above are based on the market value of the Fund’s securities as of March 28, 2013, and are subject to change. Except for securities labeled “Unrated,” and except for certain securities issued or guaranteed by a foreign sovereign, all securities have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest S&P equivalent rating is used. Unrated securities issued or guaranteed by a foreign sovereign are assigned a credit rating equal to the highest NRSRO rating assigned to that foreign sovereign. Fund assets invested in Oppenheimer Institutional Money Market Fund are assigned that fund’s S&P rating, which is currently AAA. For the purposes of this table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories (AAA, AA, A and BBB). Unrated securities do not necessarily indicate low credit quality, and may or may not be the equivalent of investment-grade. Please consult the Fund’s prospectus and Statement of Additional Information for further information.

* March 28, 2013 was the last business day of the Fund’s reporting period. See Note 1 of the accompanying Notes to Financial Statements.

4	OPPENHEIMER MASTER LOAN FUND, LLC

NOTES

Shares of Oppenheimer Master Loan Fund, LLC are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933 (the “Securities Act”), as amended. Investments in the Fund may only be made by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any interests in the Fund.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

The Fund commenced operations on 10/31/07.

5	OPPENHEIMER MASTER LOAN FUND, LLC

FUND EXPENSES

Fund Expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 28, 2013.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	OPPENHEIMER MASTER LOAN FUND, LLC

Actual	Beginning Account Value October 1, 2012	Ending Account Value March 28, 2013	Expenses Paid During 6 Months Ended March 28, 2013
	$1,000.00	$1,045.80	$1.71
Hypothetical
(5% return before expenses)
	1,000.00	1,022.85	1.69

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period). The annualized expense ratio, excluding indirect expenses from affiliated funds, based on the 6-month period ended March 28, 2013 is as follows:

Expense Ratio
0.34%

The expense ratio reflects reduction to voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” table in the Fund’s financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

7	OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    March 28, 2013* / Unaudited

	Principal Amount	Value
Corporate Loans—97.0%
Consumer Discretionary—29.1%
Auto Components—3.4%
Federal Mogul Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 2.138%, 12/29/14[1]	$2,106,211	$1,974,280
Tranche C, 2.138%, 12/28/15[1]	967,790	907,169
FleetPride, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 11/19/19[1]	4,134,638	4,194,073
Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.75%, 4/30/19[1]	9,465,000	9,583,237
Metaldyne LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 12/18/18[1]	5,326,650	5,419,866
Remy International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 2/15/20[1]	1,426,425	1,431,774
Schaeffler AG, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 1/27/17[1]	6,090,000	6,176,277
Sequa Automotive Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 11/15/18[1]	3,740,625	3,781,929
TI Group Auto Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/14/19[1]	6,000,000	6,108,492
Transtar Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 10/9/18[1]	1,781,038	1,816,658
UCI International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 7/26/17[1]	2,450,995	2,473,973

		43,867,728
Automobiles—0.0%
Chrysler LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B1, 5.333%, 8/3/13[2]	8,704,841	43,742
Distributors—1.5%
99 Cents Only Stores, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.25%, 1/11/19[1]	4,030,979	4,090,187
Capital Automotive LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 3/11/17[1]	2,197,593	2,213,044
Cole Haan, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 1/31/20[1]	2,920,000	2,967,450
Container Store, Inc., Sr. Sec. Credit Facilties 1st Lien Term Loan, Tranche B, 5.50%, 4/6/19[1]	1,340,000	1,350,050
Sprouts Farmers LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%-6.904%, 4/18/18[1]	8,452,500	8,531,944
		19,152,675
Diversified Consumer Services—1.5%
Audio Visual Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 11/9/18[1]	7,685,738	7,743,381
Audio Visual Services Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.75%, 5/9/18[1]	3,455,000	3,446,363
Monitronics International, Inc., Sr. Sec. Credit Facilites 1st Lien Term Loan, Tranche B, 4.25%, 3/23/18[1]	3,079,586	3,102,202

8	OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Diversified Consumer Services Continued
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%-7.151%, 12/27/17[1]	$3,630,900	$3,696,875
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11%, 6/27/18[1]	1,335,000	1,375,050
		19,363,871
Hotels, Restaurants & Leisure—7.0%
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 4/22/16[1]	3,911,500	3,954,691
American Seafoods Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.192%-4.25%, 3/18/18[1]	6,740,759	6,673,351
CCM Merger, Inc./MotorCity Casino, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 3/1/17[1]	6,820,902	6,895,509
Caesars Entertainment Operating Co., Inc., Extended Sr. Sec. Credit Facilities Term Loan, 4.454%, 1/28/18[1]	10,401,906	9,546,350
Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 5.454%, 1/28/18[1]	3,193,554	2,966,811
Corner Investment Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 11%, 11/2/19[1]	4,000,000	4,060,000
Equinox Holdings, Inc., Sr. Sec. Credit Facilitites 1st Lien Term Loan, 5.50%, 1/31/20[1]	2,005,000	2,041,340
Focus Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%-7.151%, 2/21/18[1]	3,045,741	3,099,042
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.191%, 6/30/14[1,3]	4,308,218	4,183,279
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 3.191%, 6/30/14[1,3]	2,284,441	2,218,192
Golden Nugget, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche 2L, 3.46%, 11/2/14[1]	2,528,348	2,313,439
Jacobs Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 10/29/18[1]	3,731,250	3,768,563
Landry’s, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 4/24/18[1]	6,452,157	6,511,453
MGM Resorts International, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/20/19[1]	3,625,912	3,691,310
Peninsula Gaming LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 11/20/17[1]	5,047,350	5,145,142
Peppermill Casinos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 11/9/18[1]	2,992,500	3,065,442
Pinnacle Operating Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 11/15/18[1]	2,892,944	2,929,106
ROC Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 3/31/19[1]	2,570,000	2,586,063
Revel Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.125%-9.15%, 2/17/17[2]	12,391,291	5,906,520

9	OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Hotels, Restaurants & Leisure Continued
Rock Ohio Caesars LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.25%-8.50%, 8/19/17[1]	$468,000	$485,550
Town Sports International, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 4/27/18[1]	2,572,933	2,609,383
U.S. Foodservice, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 3/31/17[1]	5,629,215	5,714,514
		90,365,050
Household Durables—1.2%
Party City Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 7/27/19[1]	2,252,250	2,271,957
Renfro Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 1/30/19[1]	3,155,000	3,202,325
Sun Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/15/20[1]	5,105,000	5,165,622
Wilton Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 8/30/18[1]	4,602,741	4,683,288
		15,323,192
Leisure Equipment & Products—0.8%
Caesars Entertainment Corp. Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.25%, 4/25/17[1]	7,070,000	7,229,075
Stockbridge/SBE Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 13%, 5/2/17[1]	2,930,000	3,186,375
		10,415,450
Media—11.1%
Advanstar Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.54%, 6/2/14[1]	6,212,823	5,573,418
Affinion Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 10/9/16[1]	13,360,567	13,085,006
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.05%, 7/15/16[2,3]	2,173,247	543,312
Barrington Broadcasting LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 6/14/17[1]	3,467,360	3,497,698
Cenveo Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 12/21/16[1]	498,724	501,530
Cinram International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 0.432%, 12/31/13[2,3]	521,671	2,611
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.854%, 1/29/16[1]	12,369,306	10,993,221
Cogeco Cable, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 12/2/19[1]	2,069,588	2,104,512
DG FastChannel, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 7/26/18[1]	5,313,207	5,263,396
FoxCo Acquisition Sub LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 7/14/17[1]	6,767,444	6,899,971

10	OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Media Continued
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/18/19[1]	$6,284,250	$6,386,928
Granite Broadcasting Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.37%, 5/23/18[1]	3,746,638	3,784,104
Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 4.75%, 10/12/19[1]	2,063,333	2,096,863
Hubbard Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/28/17[1]	660,000	672,375
Instant Web, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.579%, 8/7/14[1]	651,969	475,937
Instant Web, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 3.579%, 8/7/14[1]	56,841	41,494
Intelsat Jackson Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.50%, 4/2/18[1]	4,570,000	4,647,119
McGraw-Hill Global Education Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9%, 3/15/19[1]	3,675,000	3,564,750
Mediacom Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 4.50%, 10/23/17[1]	2,356,442	2,378,044
Mediacom Communications Corp./MCC Georgia LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche FA, 4.50%, 10/23/17[1]	3,815,192	3,854,935
Mood Media Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 5/6/18[1]	2,431,056	2,443,211
NEP Broadcasting LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 1/22/20[1]	648,375	655,669
OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 6/9/17[1]	7,435,725	7,584,440
RCN Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%-6.50%, 3/1/20[1]	2,692,887	2,721,499
Radio One, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 3/31/16[1]	2,361,011	2,426,307
Salem Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/15/20[1]	2,380,000	2,415,700
Telesat Canada, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.50%, 3/28/19[1]	540,000	544,725
Univision Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.454%, 3/31/17[1]	7,333,363	7,379,724
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.75%, 3/1/20[1]	8,000,000	8,057,000
Village Roadshow Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/21/17[1]	1,500,000	1,518,750
WaveDivision Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 10/12/19[1]	7,082,250	7,162,125
Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 12/31/19[1]	10,680,000	10,793,475

11	OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Media Continued
Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 7/17/18[1]	$12,891,103	$13,071,579
		143,141,428
Multiline Retail—0.4%
Neiman Marcus Group, Inc., Sec. Credit Facilities 1st Lien Term Loan, 4%, 5/16/18[1]	4,745,000	4,767,539
Specialty Retail—1.8%
Burlington Coat Factory Investments Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 2/23/17[1]	5,502,269	5,582,222
Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 11/14/17[1]	5,441,728	5,516,552
J. Crew Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4%, 3/7/18[1]	2,609,180	2,642,447
Jo-Ann Stores, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 3/16/18[1]	4,452,185	4,493,368
Leslie’s Poolmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2%-5.25%, 10/16/19[1]	3,700,706	3,760,842
Toys R Us Delaware, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 9/1/16[1]	1,567,730	1,538,727
		23,534,158
Textiles, Apparel & Luxury Goods—0.4%
Freedom Group, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 4/19/19[1]	2,720,719	2,737,766
Visant Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 12/22/16[1]	3,295,000	3,203,702
		5,941,468
Consumer Staples—4.4%
Beverages—0.9%
Ferrara Candy Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%-8.384%, 6/18/18[1]	11,612,250	11,873,526
Food & Staples Retailing—2.3%
Albertsons LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 2/20/16[1]	5,625,000	5,727,960
BJ’S Wholesale Club, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/26/19[1]	2,793,001	2,822,676
BJ’S Wholesale Club, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 3/26/20[1]	1,315,000	1,368,422
Fairway Group Acquisition, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 8/17/18[1]	4,036,434	4,094,457
Rite Aid Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche 1, 5.75%, 8/21/20[1]	2,436,000	2,529,379
Roundy’s Supermarkets, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.671%-5.75%, 2/13/19[1]	49,965	49,934

12	OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Food & Staples Retailing Continued
SUPERVALU, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 3/21/19[1]	$2,260,000	$2,302,576
Smart & Final, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 11/15/19[1]	6,927,638	7,027,222
Smart & Final, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.50%, 11/15/20[1]	3,100,000	3,208,500
		29,131,126
Food Products—0.6%
Advancepierre Foods, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 7/10/17[1]	3,276,788	3,330,035
Advancepierre Foods, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 10/10/17[1]	1,250,000	1,296,875
Hostess Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 12/31/20[1]	3,200,000	3,272,000
		7,898,910
Household Products—0.2%
Spectrum Brands Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%-5.425%, 12/17/19[1]	1,815,450	1,840,664
Personal Products—0.4%
Levlad LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.863%, 3/5/15[1,3]	998,920	973,947
Prestige Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 3.75%, 1/31/19[1]	2,103,636	2,135,191
Revlon, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%, 11/19/17[1]	2,411,336	2,425,791
		5,534,929
Energy—3.8%
Energy Equipment & Services—2.6%
Buffalo Gulf Coast Terminals, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 10/31/17[1]	3,667,079	3,749,588
Chesapeake Energy Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.75%, 12/2/17[1]	2,705,000	2,793,397
Frac Tech International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.50%, 5/6/16[1]	5,333,393	5,082,280
NFR Energy LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 12/31/18[1]	2,930,000	3,021,563
Offshore Group Investment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 3/28/19[1]	4,390,000	4,422,925
Saxon Enterprises LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 12/31/19[1]	2,080,000	2,097,160
Sheridan Production Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 10/1/19[1]	9,510,268	9,668,775
Vantage Drilling Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 10/25/17[1]	2,702,848	2,729,733
		33,565,421

13	OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels—1.2%
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, Tranche NM, 13.173%, 2/23/14[1]	$163,307	$115,675
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, Delayed Draw, 13.173%, 3/3/14[1]	2,467,488	1,747,803
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, 13.173%, 2/23/14[1]	1,155,654	818,588
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, 4.25%-13.173%, 5/31/13[1]	718,349	508,830
NGPL PipeCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 9/15/17[1]	4,204,107	4,270,671
Ruby Western Pipeline Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 3/31/20[1]	1,860,000	1,885,575
Samson Investment Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6%, 9/25/18[1]	2,965,000	3,007,993
Tallgrass Operations LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 11/13/18[1]	2,683,275	2,732,467
		15,087,602
Financials—3.2%
Capital Markets—1.9%
American Capital Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 8/22/16[1]	2,600,000	2,645,500
Duff & Phelps LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 7/31/20[1]	860,000	870,213
Nuveen Investments, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.204%, 5/13/17[1]	6,076,994	6,194,736
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.204%, 5/13/17[1]	1,400,000	1,427,125
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 2/28/19[1]	3,840,000	3,964,800
Springleaf Financial Funding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 5/10/17[1]	5,405,000	5,449,759
Walter Investment Management Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 11/28/17[1]	4,034,587	4,112,253
		24,664,386
Consumer Finance—0.3%
Fly Leasing Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 8/8/18[1]	4,086,522	4,142,712
Diversified Financial Services—0.2%
Altisource Portfolio Solutions, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 11/27/19[1]	2,244,375	2,286,457
Insurance—0.8%
Flying Fortress, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 6/30/17[1]	4,285,000	4,311,781

14	OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Insurance Continued
Swett & Crawford Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.426%, 4/3/14[1]	$5,425,258	$5,411,695
		9,723,476
Real Estate Management & Development—0.0%
Realogy Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.202%, 10/10/13[1]	524,602	532,636
Health Care—11.1%
Health Care Equipment & Supplies—4.7%
Alere, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.25%-5.178%, 6/30/17[1]	1,935,000	1,953,543
Tranche B2, 4.25%-5.178%, 6/30/17[1]	233,500	235,762
Axcan Intermediate Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 5.50%, 2/10/17[1]	2,564,006	2,589,646
BSN Medical GmbH & Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5%, 8/28/19[1]	3,825,000	3,869,626
Bausch & Lomb, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 5/17/19[1]	5,547,125	5,607,034
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 2/25/17[1]	7,376,644	7,420,115
Convatec Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 12/22/16[1]	4,580,607	4,662,201
DJO Finance LLC/DJO Finance Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 11/1/16[1]	2,971,660	3,013,263
DJO Finance LLC/DJO Finance Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 9/15/17[1]	2,351,541	2,390,342
Emdeon, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 11/2/18[1]	1,336,499	1,356,131
Golden Gate National Senior Care LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 5/4/18[1]	5,830,745	5,652,178
HCR ManorCare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 4/6/18[1]	3,758,589	3,674,020
IASIS Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.50%, 5/3/18[1]	3,239,843	3,289,454
Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C1, 5.50%, 5/4/18[1]	463,835	472,821
LHP Hospital Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9%, 7/3/18[1]	1,213,500	1,245,354
National Mentor Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.50%, 2/9/17[1]	10,109,662	10,242,351
Sage Prodcuts Holdings III LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/13/19[1]	2,925,000	2,955,166
United Surgical Partners International, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.904%, 4/3/19[1]	606,950	613,399
		61,242,406

15	OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Health Care Providers & Services—5.5%
American Renal Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 4.50%, 12/31/19[1]	$3,510,000	$3,525,356
Ardent Medical Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 7/2/18[1]	11,770,500	11,991,197
Ardent Medical Services, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11%, 1/2/19[1]	500,000	512,500
Aveta, Inc./MMM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.75%, 12/12/17[1]	2,732,632	2,749,711
CHG Buyer Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 11/19/19[1]	1,213,978	1,231,428
Emergency Medical Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%-5.25%, 5/25/18[1]	7,111,537	7,154,207
Genesis Healthcare Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10%-10.603%, 12/4/17[1]	3,183,910	3,191,870
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.50%, 8/17/16[1]	5,180,475	5,225,804
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 6/1/18[1]	5,070,398	5,124,271
MSO of Puerto Rico, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.75%, 12/12/17[1]	1,987,368	1,999,789
Multiplan, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 8/26/17[1]	6,448,872	6,530,289
Quintiles Transnational, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.50%, 6/8/18[1]	2,019,004	2,054,337
Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%-5.918%, 6/1/18[1]	8,939,602	9,028,944
US Renal Care, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 7/3/19[1]	3,622,625	3,686,021
Vanguard Health Holdings II, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 1/29/16[1]	3,846,309	3,899,196
inVentiv Health, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 8/4/16[1]	3,167,478	3,143,722
		71,048,642
Pharmaceuticals—0.9%
Catalent Pharma Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/15/17[1]	4,709,776	4,745,099
Par Pharmaceutical, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/30/19[1]	2,491,917	2,522,797
Pharmaceutical Product Development, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 12/5/18[1]	4,374,038	4,435,550
		11,703,446
Industrials—26.1%
Aerospace & Defense—4.2%
AM General LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10.25%, 3/22/18[1]	4,490,000	4,436,681

16	OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Aerospace & Defense Continued
DAE Aviation Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 6.25%, 11/2/18[1]	$2,643,516	$2,671,603
Tranche B2, 6.25%, 11/2/18[1]	1,201,405	1,214,170
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 4/20/17[1]	5,254,975	5,321,755
DynCorp International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 7/7/16[1]	3,534,500	3,563,218
Evergreen Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 11.50%, 6/30/15[1]	10,348,745	10,258,194
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 10%, 12/31/15[1]	18,215,911	13,479,774
LMI Aerospace, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 12/28/18[1]	3,990,000	4,064,813
Landmark Aviation FBO Canada, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 10/25/19[1]	202,825	206,120
Landmark Aviation, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 10/25/19[1]	1,672,175	1,699,348
Sequa Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 6/19/17[1]	3,446,363	3,505,237
US Airways Group, Inc., Sr. Sec. Credit Facilities Term Loan, 2.705%, 3/21/14[1]	1,335,643	1,336,144
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 12/28/19[1]	2,238,750	2,269,688
		54,026,745
Airlines—0.2%
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.25%, 10/18/18[1]	1,500,000	1,525,782
United Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 3/31/19[1]	1,425,000	1,442,368
		2,968,150
Building Products—1.6%
Atrium Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 10.956%, 4/30/16[1,3]	15,285,743	15,018,243
CPG International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 9/21/19[1]	5,169,013	5,217,472
		20,235,715
Commercial Services & Supplies—10.2%
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 12/18/17[1]	3,379,800	3,431,907
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 6/17/18[1]	923,077	939,231
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 2/2/18[1]	2,525,000	2,540,781

17	OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Commercial Services & Supplies Continued
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%-6.658%, 3/16/17[1]	$6,170,353	$6,255,195
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 3/16/18[1]	3,680,000	3,730,600
Ceridian Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.953%, 5/9/17[1]	4,096,574	4,179,787
Corporate Executive Board, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 7/2/19[1]	4,159,575	4,201,171
EVERTEC, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 9/30/16[1]	3,008,713	3,016,235
Edmentum, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 5/17/18[1]	2,962,500	2,984,719
Expert Global Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8%, 4/3/18[1]	4,815,089	4,863,239
First Data Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.204%, 3/23/18[1]	11,961,525	11,945,078
First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E2, 5.204%, 3/24/17[1]	4,864,081	4,894,482
GCA Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 5.25%, 11/1/19[1]	3,721,392	3,739,999
GCA Services Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 9.25%, 11/1/20[1]	2,220,000	2,225,550
Infogroup, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 5/26/18[1]	690,287	630,750
Insight Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 10/31/19[1]	6,982,500	7,034,869
Language Line LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 6/20/16[1]	7,476,398	7,442,134
Language Line LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.50%, 12/20/16[1]	4,440,000	4,420,575
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 13.25%, 10/20/14[1]	555,000	550,838
New Breed Logistics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 10/1/19[1]	7,581,000	7,652,072
Orbitz Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 8%, 3/15/19[1]	2,929,912	2,966,536
Osmose Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 11/26/18[1]	6,912,675	6,999,083
Protection One, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/21/19[1]	4,560,000	4,601,802
Sabre, Inc., Sr. Sec. Credit Facilities 1st Lien, Term Loan, Tranche B, 5.25%-6.164%, 2/19/19[1]	6,000,000	6,086,220
Tervita Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 5/15/18[1]	3,340,000	3,384,359

18	OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Commercial Services & Supplies Continued
Travelport LLC, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.056%, 8/23/15[1]	$2,720,996	$2,712,493
Travelport LLC, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 5.056%, 8/23/15[1]	5,168,716	5,152,564
Travelport LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche S, 5.061%, 8/23/15[1]	406,897	405,625
U.S. Investigations Services, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.204%, 2/21/15[1]	6,842,128	6,713,839
WCA Waste Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/23/18[1]	6,004,350	6,060,641
		131,762,374
Electrical Equipment—2.8%
Applied Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 12/8/16[1]	1,234,774	1,244,035
Applied Systems, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 6/8/17[1]	1,745,000	1,758,088
Attachmate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 11/22/17[1]	9,453,532	9,565,792
Attachmate Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11%, 11/22/18[1]	1,065,000	1,076,981
CCC Information Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 12/20/19[1]	189,525	192,841
Eagle Parent, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 5/16/18[1]	4,194,313	4,221,400
Freescale Semiconductor, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 5%, 3/1/20[1]	6,504,561	6,555,382
OpenLink Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.75%, 10/30/17[1]	4,937,500	4,960,129
Trizetto Group Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 5/2/18[1]	6,655,091	6,711,247
		36,285,895
Industrial Conglomerates—1.5%
Air Distribution Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 11/9/18[1]	5,162,063	5,245,946
Apex Tool Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 1/31/20[1]	5,010,000	5,088,281
Hillman Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 5/28/17[1]	5,568,439	5,624,123
Sensus USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%-5.671%, 5/9/17[1]	3,520,794	3,529,596
		19,487,946
Machinery—2.1%
Alliance Laundry Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 12/10/18[1]	1,989,873	2,003,554

19	OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Machinery Continued
CPM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 8/29/17[1]	$3,711,350	$3,746,144
Milacron LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/12/20[1]	1,840,000	1,860,700
Pelican Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 7/11/18[1]	3,384,425	3,392,886
Rexnord LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/1/18[1]	1,963,866	1,987,587
Schrader International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 4/27/18[1]	2,238,750	2,283,525
Silver II Borrower SARL, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%, 12/13/19[1]	4,009,950	4,041,813
Veyance Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 9/15/17[1]	7,500,000	7,540,628
		26,856,837
Marine—1.1%
Autoparts Holdings Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 7/29/17[1]	3,802,823	3,858,279
Commercial Barge Line Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 7/31/20[1]	4,890,000	4,902,225
Commercial Barge Line Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.75%, 3/8/20[1]	335,000	330,813
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 8/17/17[1]	2,218,050	2,247,353
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 8/17/17[1]	2,700,000	2,733,750
		14,072,420
Road & Rail—0.9%
American Petroleum Tankers Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 9/15/19[1]	960,000	962,400
Swift Transportation Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4%, 12/21/17[1]	3,440,966	3,494,731
U.S. Xpress Enterprises, Inc., Sr. Sec. Credit Facilities Term Loan, 7.50%, 10/12/14[1]	5,328,069	5,248,149
Wabash National Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 5/8/19[1]	2,444,527	2,481,195
		12,186,475
Trading Companies & Distributors—1.5%
International Lease Finance Corp./Delos Aircraft, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 4/12/16[1]	3,125,000	3,148,438
JG Wentworth, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9%, 2/8/19[1]	1,750,000	1,750,000
Ocwen Financial Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 2/15/18[1]	4,720,000	4,802,600

20	OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Trading Companies & Distributors Continued
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A2, 7%, 3/19/17[1]	$3,390,000	$3,612,468
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 10/15/17[1]	5,632,721	5,678,486
		18,991,992
Information Technology—4.5%
Communications Equipment—0.2%
Blue Coat Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 2/15/18[1]	2,388,000	2,422,328
Electronic Equipment, Instruments & Components—0.4%
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 10/30/19[1]	4,626,300	4,685,688
Kronos, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 4/30/20[1]	165,000	172,838
		4,858,526
Internet Software & Services—0.8%
Avaya, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.788%, 10/26/17[1]	2,627,399	2,483,803
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 8%, 3/31/18[1]	6,331,083	6,383,985
Hyland Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term, Tranche B, 5.50%, 10/25/19[1]	1,995,000	2,012,456
		10,880,244
IT Services—1.5%
Sophia LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 7/19/18[1]	1,299,264	1,320,579
Vertafore, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 10/20/19[1]	9,165,000	9,142,088
Vertafore, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, 5.25%, 7/29/16[1]	9,102,094	9,198,803
		19,661,470
Software—1.6%
Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 6.25%, 10/4/18[1]	3,778,031	3,829,979
Deltek, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 10/10/18[1]	2,194,500	2,221,931
Deltek, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 10/10/19[1]	1,395,000	1,419,849
EZE Castle Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 3/31/19[1]	1,250,000	1,267,188
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.25%, 4/5/18[1]	6,242,713	6,358,465
Petroleum Place, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 11/20/18[1]	4,378,000	4,421,780
RP Crown Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 12/21/18[1]	1,481,288	1,512,765
		21,031,957

21	OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Materials—7.7%
Chemicals—3.6%
AI Chem & Cy SCA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 9/12/19[1]	$1,705,000	$1,711,394
Ascend Performance Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 4/10/18[1]	3,861,000	3,947,873
Chemtura Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 5.50%, 8/29/16[1]	2,731,000	2,771,965
Cristal Inorganic Chemicals, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.034%, 11/15/14[1]	542,609	543,852
DuPont Performance Coatings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 2/1/20[1]	2,865,000	2,906,348
Houghton International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 12/20/19[1]	3,506,213	3,563,918
Houghton International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 12/21/20[1]	1,200,000	1,222,500
Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 5/4/18[1]	4,101,341	4,171,835
K2 Pure Solutions NoCal LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 10.356%, 9/10/15[1]	4,247,838	4,247,838
Nexeo Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5%, 9/8/17[1]	1,166,014	1,171,844
Tranche B, 5%, 9/9/17[1]	4,253,625	4,270,460
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 8/7/17[1]	6,129,637	6,202,609
Tronox, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 2/8/18[1]	3,680,000	3,703,765
Univar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 6/30/17[1]	5,580,745	5,643,032
		46,079,233
Construction Materials—0.5%
Grohe Holding GmbH, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 5/18/17[1]	4,550,500	4,631,758
Roofing Supply Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 5/31/19[1]	2,487,500	2,525,591
		7,157,349
Containers & Packaging—1.1%
Consolidated Container Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 7/3/19[1]	7,655,428	7,768,346
Reynolds Group Holdings Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 9/28/18[1]	5,781,349	5,872,197
		13,640,543
Metals & Mining—2.4%
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan, 2.408%, 12/19/13[2]	837,221	84
Arch Coal, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 5/16/18[1]	10,395,260	10,582,375

22	OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Metals & Mining Continued
Constellium Holdco BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 3/31/20[1]	$2,340,000	$2,404,350
Fairmount Minerals Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 3/15/17[1]	3,705,000	3,733,558
Fortescue Metals Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 10/18/17[1]	6,353,038	6,435,856
Noranda Aluminum Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 2/28/19[1]	4,950,000	5,033,531
Patriot Coal Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, 9.25%, 12/31/13[1]	3,058,077	3,084,835
		31,274,589
Paper & Forest Products—0.1%
Berlin Packaging LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 3/29/19[1]	1,380,000	1,394,663
Berlin Packaging LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 3/27/20[1]	490,000	487,550
		1,882,213
Telecommunication Services—4.3%
Diversified Telecommunication Services—3.7%
Endurance International Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 11/9/19[1]	7,436,362	7,501,593
Endurance International Group, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.25%, 5/9/20[1]	5,455,000	5,482,275
Fairpoint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 2/14/19[1]	6,770,000	6,670,332
IPC Systems, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.75%, 7/31/17[1]	9,902,326	9,852,815
Integra Telecom, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 2/22/19[1]	3,365,000	3,416,736
Integra Telecom, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 2/28/21[1]	1,080,000	1,112,738
Level 3 Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 8/1/19[1]	3,135,000	3,178,890
Level 3 Financing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B II, 4.685%, 8/1/19[1]	7,055,000	7,143,921
U.S. TelePacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 2/23/17[1]	2,831,550	2,832,436
		47,191,736
Wireless Telecommunication Services—0.6%
Cricket Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche C, 4.75%, 7/30/20[1]	5,280,000	5,320,424
NTELOS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 11/9/19[1]	2,859,391	2,811,733
		8,132,157

23	OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Utilities—2.8%
Electric Utilities—2.8%
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd Lien Term Loan, Tranche B, 3.519%, 10/19/15[1,3]	$2,968,784	$1,662,519
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%, 8/25/17[1]	5,929,388	5,988,681
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.25%, 8/25/18[1]	1,270,000	1,266,825
MACH Gen LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.572%, 2/22/15[1,3]	3,476,629	2,368,453
Texas Competitive Electric Holdings Co. LLC, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.702%-4.792%, 10/10/17[1]	27,204,044	19,382,746
Texas Competitive Electric Holdings Co. LLC, Non-Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.702%-3.792%, 10/10/14[1]	7,365,000	5,433,984
		36,103,208
Total Corporate Loans (Cost $1,240,936,288)		1,253,382,742

Corporate Bonds and Notes—2.1%
Antero Resources Finance Corp., 6% Sr. Unsec. Nts., 12/1/20[4]	1,015,000	1,065,750
Catalyst Paper Corp., 11.995% Sr. Sec. Nts., 10/30/17[3]	1,901,168	1,520,934
Claire’s Stores, Inc., 9% Sr. Sec. Nts., 3/15/19[4]	550,000	624,250
Drill Rigs Holdings, Inc., 6.50% Sr. Sec. Nts., 10/1/17[4]	1,010,000	1,025,150
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.75% Sec. Nts., 3/1/22[4]	2,640,000	3,049,200
GenCorp, Inc., 7.125% Sec. Nts., 3/15/21[4]	895,000	948,700
Hexion US Finance Corp., 6.625% Sr. Sec. Nts., 4/15/20[4]	3,150,000	3,173,625
Inergy Midstream LP/Finance Corp., 6% Sr. Unsec. Nts., 12/15/20[4]	1,390,000	1,452,550
Jaguar Land Rover plc, 5.625% Sr. Unsec. Nts., 2/1/23[4]	85,000	88,719
PQ Corp., 8.75% Sr. Sec. Nts., 5/1/18[4]	2,435,000	2,605,450
Tenet Healthcare Corp., 4.50% Sr. Sec. Nts., 4/1/21[4]	525,000	515,813
UPCB Finance VI Ltd., 6.875% Sr. Sec. Nts., 1/15/22[4]	2,500,000	2,731,250
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75% Sr. Sec. Nts., 1/15/19	1,300,000	1,066,000
11.75% Sr. Sec. Nts., 1/15/19	4,035,000	4,398,150
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15[4]	3,120,000	2,293,200
Total Corporate Bonds and Notes (Cost $25,902,801)		26,558,741

	Shares
Preferred Stocks—0.0%
Alpha Media Group, Inc., Preferred[5] (Cost $0)	105	—

24	OPPENHEIMER MASTER LOAN FUND, LLC

	Shares	Value
Common Stocks—1.0%
Alpha Media Group, Inc.[5]	784	$—
Cinram International Income Fund[5]	16,132,097	—
Levlad LLC[5]	7,730	23,189
Young Broadcasting, Inc., Cl. A5,6	3,597	13,488,750
Total Common Stocks (Cost $8,056,091)		13,511,939

	Units
Rights, Warrants and Certificates—0.7%
ION Media Networks, Inc. Wts., Strike Price $0.01, Exp. 12/18/16[5]	6,081	4,256,700
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp. 12/24/24[5,6]	1,378	5,167,500
Total Rights, Warrants and Certificates (Cost $4,520,158)		9,424,200

	Shares
Investment Company—4.9%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.14%[6,7] (Cost $63,641,274)	63,641,274	63,641,274
Total Investments, at Value (Cost $1,343,056,612)	105.7%	1,366,518,896
Liabilities in Excess of Other Assets	(5.7)	(74,100,037)

Net Assets	100.0%	$1,292,418,859

Footnotes to Statement of Investments

* March 28, 2013 represents the last day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

1. Represents the current interest rate for a variable or increasing rate security.

2. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

3. Interest or dividend is paid-in-kind, when applicable.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $19,573,657 or 1.51% of the Fund’s net assets as of March 28, 2013.

5. Non-income producing security.

6. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 28, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares/Units September 28, 2012[a]	Gross Additions	Gross Reductions	Shares/Units March 28, 2013
Oppenheimer Institutional Money Market Fund, Cl. E	77,763,778	570,310,150	584,432,654	63,641,274
Young Broadcasting, Inc., Cl. A	3,899	—	302	3,597
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp. 12/24/24	1,494	—	116	1,378

25	OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments Continued

	Value	Income	Realized Gain
Oppenheimer Institutional Money Market Fund, Cl. E	$63,641,274	$63,229	$—
Young Broadcasting, Inc., Cl. A	13,488,750	—	597,583
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp. 12/24/24	5,167,500	—	232,000

	$82,297,524	$63,229	$829,583

a. September 28, 2012 represents the last business day of the Fund's 2012 fiscal year. See Note 1 of the accompanying Notes

7. Rate shown is the 7-day yield as of March 28, 2013.

See accompanying Notes to Financial Statements.

26	OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF ASSETS AND LIABILITIES    March 28, 20131 (Unaudited)

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,269,274,713)	$1,284,221,372
Affiliated companies (cost $73,781,899)	82,297,524
1,366,518,896
Cash	14,938,262
Receivables and other assets:
Investments sold	21,831,766
Interest, dividends and principal paydowns	7,854,552
Other	37,510
Total assets	1,411,180,986
Liabilities
Payables and other liabilities:
Investments purchased	117,672,107
Shares of beneficial interest redeemed	44,351
Trustees’ compensation	18,239
Shareholder communications	2,696
Other	1,024,734
Total liabilities	118,762,127
Net Assets—applicable to 95,967,371 shares of beneficial interest outstanding	$1,292,418,859
Net Asset Value, Redemption Price Per Share and Offering Price Per Share	$13.47

1. March 28, 2013 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

27	OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF OPERATIONS   For the Six Months Ended March 28, 20131 (Unaudited)

Investment Income
Interest	$69,371,263
Dividends from affiliated companies	63,229
Other income	396,726
Total investment income	69,831,218
Expenses
Management fees	2,838,560
Shareholder communications	8,747
Custodian fees and expenses	229,456
Trustees’ compensation	29,951
Other	115,256
Total expenses	3,221,970
Less waivers and reimbursements of expenses	(36,180)
Net expenses	3,185,790
Net Investment Income	66,645,428
Realized and Unrealized Gain (Loss)
Net realized gain on investments from:
Unaffiliated companies	15,293,266
Affiliated companies	829,583
Net realized gain	16,122,849
Net change in unrealized appreciation/depreciation on:
Investments	423,511
Translation of assets and liabilities denominated in foreign currencies	(22,222)
Net change in unrealized appreciation/depreciation	401,289
Net Increase in Net Assets Resulting from Operations	$83,169,566

1. March 28, 2013 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

28	OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 28, 2013[1] (Unaudited)	Year Ended September 28, 2012[1]
Operations
Net investment income	$66,645,428	$142,848,380
Net realized gain (loss)	16,122,849	(20,159,330)
Net change in unrealized appreciation/depreciation	401,289	99,028,367
Net increase in net assets resulting from operations	83,169,566	221,717,417
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Proceeds from contributions	224,397,870	307,778,373
Payments for withdrawals	(1,127,490,391)	(359,203,397)
	(903,092,521)	(51,425,024)
Net Assets
Total increase (decrease)	(819,922,955)	170,292,393
Beginning of period	2,112,341,814	1,942,049,421
End of period	$1,292,418,859	$2,112,341,814

1. March 28, 2013 and September 28, 2012 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

29	OPPENHEIMER MASTER LOAN FUND, LLC

FINANCIAL HIGHLIGHTS

	Six Months Ended March 28, 2013[1]	Year Ended Sept. 28,	Year Ended Sept. 30,	Year Ended Sept. 30,	Year Ended Sept. 30,	Period Ended Sept. 30,
	(Unaudited)	2012[1]	2011	2010	2009	2008[2]

Per Share Operating Data
Net asset value, beginning of period	$12.88	$11.56	$11.14	$9.96	$9.35	$10.00
Income (loss) from investment operations:
Net investment income[3]	.40	.86	.93	.92	.76	.68
Net realized and unrealized gain (loss)	.19	.46	(.51)	.26	(.15)	(1.33)
Total from investment operations	.59	1.32	.42	1.18	.61	(.65)
Net asset value, end of period	$13.47	$12.88	$11.56	$11.14	$9.96	$9.35
Total Return, at Net Asset Value[4]	4.58%	11.42%	3.77%	11.85%	6.52%	(6.50)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,292,419	$2,112,342	$1,942,049	$1,838,087	$1,073,069	$534,056
Average net assets (in thousands)	$1,896,067	$2,045,550	$2,048,386	$1,449,988	$ 613,182	$523,536
Ratios to average net assets:[5]
Net investment income	7.05%	6.98%	7.91%	8.68%	8.84%	7.56%
Total expenses[6]	0.34%	0.33%	0.34%	0.36%	0.36%	0.39%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.34%	0.33%	0.34%	0.35%	0.35%	0.37%
Portfolio turnover rate	52%	60%	67%	72%	56%	53%

1. March 28, 2013 and September 28, 2012 represent the last business days of the Fund's respective reporting periods. See Note 1 of the accompanying Notes.

2. For the period from October 31, 2007 (commencement of operations) to September 30, 2008.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 28, 2013	0.34%
Year Ended September 28, 2012	0.33%
Year Ended September 30, 2011	0.34%
Year Ended September 30, 2010	0.37%
Year Ended September 30, 2009	0.37%
Period Ended September 30, 2008	0.41%

See accompanying Notes to Financial Statements.

30	OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS    Unaudited

1. Significant Accounting Policies

Oppenheimer Master Loan Fund, LLC (the “Fund”) is organized as a Delaware limited liability company and registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The Fund’s investment adviser was OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”), through December 31, 2012. Effective January 1, 2013, the Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OFI. The Manager has entered into a sub-advisory agreement with OFI, as of the same effective date.

As of March 28, 2013, approximately 100% of the shares of the Fund were owned by the Manager, other funds advised or sub-advised by the Manager or an affiliate of the Manager.

Shares of the Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”). Investments in the Fund may only be made by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. The Fund currently offers one class of shares.

For federal income tax purposes, the Fund qualifies as a partnership, and each investor in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Fund. Accordingly, as a “pass-through” entity, the Fund pays no dividends or capital gain distributions.

The following is a summary of significant accounting policies consistently followed by the Fund.

Semiannual and Annual Periods. The last day of the Fund’s semiannual period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

31	OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS    Unaudited/Continued

1. Significant Accounting Policies Continued

As of March 28, 2013, securities with an aggregate market value of $1,253,382,742, representing 97% of the Fund’s net assets were comprised of loans.

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Credit Risk. Loans and debt securities are subject to credit risk. Credit risk relates to the ability of the borrower under a loan or issuer of a debt to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers subsequently miss an interest payment. Information concerning securities not accruing income as of March 28, 2013 is as follows:

Cost	$15,488,420
Market Value	$6,496,269
Market Value as a % of Net Assets	0.50%

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

32	OPPENHEIMER MASTER LOAN FUND, LLC

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Federal Taxes. The Fund, as an entity, will not be subject to U.S. federal income tax. The Fund will be treated for U.S. federal income tax purposes as a partnership, and not as an association taxable as a corporation. Therefore, a tax provision is not required. Each shareholder is required for U.S. federal income tax purposes to take into account, in its taxable year with which (or within which a taxable year of the Fund ends), its distributive share of all items of Fund income, gains, losses, and deductions for such taxable year of the Fund. A shareholder must take such items into account even if the Fund does not distribute cash or other property to such shareholder during its taxable year.

Although the Fund is treated as a partnership for Federal tax purposes, it is intended that the Fund’s assets, income and distributions will be managed in such a way that investment in the Fund would not cause an investor that is a regulated investment company under Subchapter M of the Code (“RIC”) to fail that qualification.

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets

33	OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS    Unaudited/Continued

1. Significant Accounting Policies Continued

of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

34	OPPENHEIMER MASTER LOAN FUND, LLC

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and

35	OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS    Unaudited/Continued

2. Securities Valuation Continued

“asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such

36	OPPENHEIMER MASTER LOAN FUND, LLC

methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 28, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$—	$1,253,382,658	$84	$1,253,382,742
Corporate Bonds and Notes	—	26,558,741	—	26,558,741
Preferred Stocks	—	—	—	—
Common Stocks	—	23,189	13,488,750	13,511,939
Rights, Warrants and Certificates	—	—	9,424,200	9,424,200
Investment Company	63,641,274	—	—	63,641,274

Total Assets	$63,641,274	$1,279,964,588	$22,913,034	$1,366,518,896

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

37	OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS    Unaudited/Continued

2. Securities Valuation Continued

The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

	Value as of September 28, 2012	Realized gain (loss)	Change in unrealized appreciation	Accretion/ (amortization) of premium/ discount[a]	Sales	Transfers into Level 3[b]	Value as of March 28, 2013
Assets Table
Investments, at Value:
Corporate Loans	$84	$—	$—	$—	$—	$—	$84
Corporate Bonds and Notes	43,310	(1,850)	1,642	(230)	(42,872)	—	—
Common Stocks	13,061,650	622,390	1,202,561	—	(3,739,350)	2,341,499	13,488,750
Rights, Warrants and Certificates	9,489,638	232,000	166,561	—	(463,999)	—	9,424,200

Total Assets	$22,594,682	$852,540	$1,370,764	$(230)	$(4,246,221)	$2,341,499	$22,913,034

a. Included in net investment income.

b. Transferred from Level 2 to Level 3 because of the lack of observable market data.

The total change in unrealized appreciation/depreciation included in the Statement of Operations attributable to level 3 investments still held at March 28, 2013 includes:

Change in unrealized appreciation
Common Stocks	$1,037,518
Rights, Warrants and Certificates	166,561

Total	$1,204,079

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 as of March 28, 2013:

	Value as of March 28, 2013	Valuation Technique	Unobservable input	Range of Unobservable Inputs	Unobservable Input Used
Assets Table
Investments, at Value:
Common Stock	$13,488,750	Broker quote	Broker Bid and Ask	N/A	N/Aa
Loan assignment	84	Estimated Recovery proceeds	Nominal value	N/A	0.01	% par[b]
Warrants	5,167,500	Broker quote	Broker Bid and Ask	N/A	N/Aa
Warrants	4,256,700	Broker quote	Broker Mean of Bid and Ask	N/A	N/Aa

Total	$22,913,034

38	OPPENHEIMER MASTER LOAN FUND, LLC

a. Securities classified as Level 3 whose unadjusted values were provided by a pricing service or broker-dealer for which such inputs are unobservable. The Manager periodically reviews pricing vendor and broker methodologies and inputs to confirm they are determined using unobservable inputs and have been appropriately classified. Such securities’ fair valuations could change significantly based on changes in unobservable inputs used by the pricing service or broker.

b. The Fund fair values certain loan assignments for which the company has been reorganized through bankruptcy using a nominal value to reflect the low probability of future distributions. The Manager monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security's fair valuation.

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 28, 2013		Year Ended September 28, 2012
	Shares	Amount	Shares	Amount
Contributions	17,157,106	$224,397,870	24,864,897	$307,778,373
Withdrawals	(85,174,455)	(1,127,490,391)	(28,949,768)	(359,203,397)

Net decrease	(68,017,349)	$(903,092,521)	(4,084,871)	$(51,425,024)

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended March 28, 2013, were as follows:

	Purchases	Sales
Investment securities	$920,204,188	$1,683,279,121

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 0.30%.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of OFI, acted as the transfer and shareholder servicing agent for the Fund through December 31, 2012. Effective January 1, 2013, OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund.

Sub-Transfer Agent Fees. Effective January 1, 2013, the Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI, (the “Sub-Transfer Agent”) to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an

39	OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS    Unaudited/Continued

5. Fees and Other Transactions with Affiliates Continued

annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended March 28, 2013, the Manager waived fees and/or reimbursed the Fund $36,180 for IMMF management fees.

Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.

6. Loan Commitments

Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $535,273 at March 28, 2013. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At March 28, 2013, these commitments have a market value of $425,954 and have been included as Corporate Loans in the Statement of Investments.

7. Pending Litigation

Since 2009, a number of class action lawsuits have been pending in federal courts against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against OFI and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of OFI and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and

40	OPPENHEIMER MASTER LOAN FUND, LLC

awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The settlement does not resolve other outstanding lawsuits against OFI and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against (i ) OFI, (ii) an affiliate of OFI and (iii) AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract and common law fraud claims against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On April 11, 2013, the court granted defendants’ motion for summary judgment, dismissing plaintiffs’ fraud claim with prejudice and dismissing their contract claim without prejudice, and granted plaintiffs leave to replead their contract claim to assert a cause of action for specific performance within 30 days. The court’s decision is subject to appeal. On July 15, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract and common law fraud claims against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.

OFI believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, OFI believes that these suits should not impair the ability of OFI or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

41	OPPENHEIMER MASTER LOAN FUND, LLC

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;

UPDATES TO STATEMENTS OF INVESTMENTS    Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

42	OPPENHEIMER MASTER LOAN FUND, LLC

OPPENHEIMER MASTER LOAN FUND, LLC

Trustees and Officers

Sam Freedman, Chairman of the Board of Trustees and Trustee

Edward L. Cameron, Trustee

Jon S. Fossel, Trustee

Richard F. Grabish, Trustee

Beverly L. Hamilton, Trustee

Victoria J. Herget, Trustee

Robert J. Malone, Trustee

F. William Marshall, Jr., Trustee

Karen L. Stuckey, Trustee

James D. Vaughn, Trustee

William F. Glavin, Jr., Trustee, President and Principal Executive Officer

Margaret Hui, Vice President

Joseph Welsh, Vice President

Arthur S. Gabinet, Secretary and Chief Legal Officer

Christina M. Nasta, Vice President and Chief Business Officer

Mark S. Vandehey, Vice President and Chief Compliance Officer

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.
Sub-Adviser	OppenheimerFunds, Inc.
Distributor	OppenheimerFunds Distributor, Inc.
Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.
Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services
Independent Registered Public Accounting Firm	KPMG LLP
Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2013 OppenheimerFunds, Inc. All rights reserved.

43	OPPENHEIMER MASTER LOAN FUND, LLC

PRIVACY POLICY

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

●	Applications or other forms
●	When you create a user ID and password for online account access
●	When you enroll in eDocs Direct, our electronic document delivery service
●	Your transactions with us, our affiliates or others
●	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
●	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.

44	OPPENHEIMER MASTER LOAN FUND, LLC

PRIVACY POLICY

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

●

All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., and each of its financial institution subsidiaries, the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated November 2012. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

45	OPPENHEIMER MASTER LOAN FUND, LLC

INFORMATION AND SERVICES

General Information

Representatives also available Mon–Fri 8am–8pm ET

1.800.CALL OPP (1.800.225.5677)

Written Correspondence and Transaction Requests

OppenheimerFunds Services

P.O. Box 5270, Denver, CO 80217-5270

For Overnight Delivery

OppenheimerFunds Services

12100 East Iliff Avenue, Suite 300

Aurora, CO 80014

RS1241.001.0313    May 20, 2013

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/28/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Master Loan Fund, LLC

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	5/8/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	5/8/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	5/8/2013